Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of EPWK Holdings Ltd. (“EPWK Cayman”, the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances.

The following represents condensed financial information of the parent company only:

Condensed Balance Sheets

	As of June 30,
	2025	2024
Assets
Cash and cash equivalents	$-	$-
Advance to suppliers	7,362,203	-
Prepaid expenses and other receivables, net	612,500	-
Total current assets	7,974,703	-
Investments in subsidiaries and VIEs	(8,078,359)	(7,200,899)
Total non-current asset	(8,078,359)	(7,200,899)
Total assets	(103,656)	(7,200,899)

Liability
Payable to a subsidiary	200	-
Total current liability	200	-
Total liability	200	-

Total Shareholders’ deficit	$(103,856)	$(7,200,899)
Total liabilities and shareholders’ deficit	$(103,656)	$(7,200,899)

Condensed Statements of Operations and Comprehensive Loss

	For the years ended June 30,
	2025	2024	2023

Revenues	$-	$-	$-
Income (loss) for equity method investment in subsidiaries and VIEs	-	-	-
Sales and marketing expenses	(5,629,318)	-	-
General & Administrative Expenses	(4,043,062)	-	-
Other income, net	7	-	-
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(767,886)	(1,202,916)	(1,080,016)
Net loss	$(10,440,259)	$(1,202,916)	(1,080,016)
Other comprehensive (loss) income	$(109,574)	$16,660	$458,742
Total Comprehensive loss	$(10,549,833)	$(1,186,256)	$(621,274)